Subsequent Events (Details) - USD ($) $ in Millions	Jan. 22, 2020	Jan. 14, 2020	Jan. 08, 2019
Buyback Program
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)			1,000,000.0
Subsequent Event | Buyback Program
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)		1,000,000.0
Subsequent Event | Medpass Group Limited
Subsequent Event [Line Items]
Percentage of share capital acquired	100.00%
Consideration transferred	$ 39.2
Net assets acquired	$ 9.2